Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2005 Portfolio
September 30, 2022
VIPF2005-NPRT3-1122
1.822342.117
Domestic Equity Funds - 7.3%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	3,449	130,201
VIP Equity-Income Portfolio Initial Class (a)	5,559	122,642
VIP Growth & Income Portfolio Initial Class (a)	6,868	150,758
VIP Growth Portfolio Initial Class (a)	2,580	183,874
VIP Mid Cap Portfolio Initial Class (a)	1,209	37,689
VIP Value Portfolio Initial Class (a)	5,838	89,027
VIP Value Strategies Portfolio Initial Class (a)	3,306	43,875
TOTAL DOMESTIC EQUITY FUNDS (Cost $526,567)		758,066

International Equity Funds - 13.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	75,980	673,183
VIP Overseas Portfolio Initial Class (a)	38,818	735,989
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,447,950)		1,409,172

Bond Funds - 60.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	180,681	1,739,961
Fidelity International Bond Index Fund (a)	30,531	269,898
Fidelity Long-Term Treasury Bond Index Fund (a)	37,219	385,213
VIP High Income Portfolio Initial Class (a)	38,185	171,067
VIP Investment Grade Bond II Portfolio - Initial Class (a)	393,483	3,659,390
TOTAL BOND FUNDS (Cost $6,705,887)		6,225,529

Short-Term Funds - 18.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $1,922,569)	1,922,569	1,922,569

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,602,973)	10,315,336
NET OTHER ASSETS (LIABILITIES) - 0.0%	(241)
NET ASSETS - 100.0%	10,315,095

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,992,125	573,081	557,159	-	(15,559)	(252,527)	1,739,961
Fidelity International Bond Index Fund	218,817	167,873	84,721	1,173	(2,745)	(29,326)	269,898
Fidelity Long-Term Treasury Bond Index Fund	402,147	239,004	126,221	6,915	(5,147)	(124,570)	385,213
VIP Contrafund Portfolio Initial Class	213,143	72,186	93,349	1,829	1,811	(63,590)	130,201
VIP Emerging Markets Portfolio Initial Class	1,007,343	294,021	344,062	-	(23,050)	(261,069)	673,183
VIP Equity-Income Portfolio Initial Class	225,474	55,777	131,541	264	9,010	(36,078)	122,642
VIP Government Money Market Portfolio Initial Class 2.72%	2,654,771	407,988	1,140,184	11,868	(6)	-	1,922,569
VIP Growth & Income Portfolio Initial Class	256,664	75,620	150,327	455	33,617	(64,816)	150,758
VIP Growth Portfolio Initial Class	217,982	138,905	104,697	9,376	(4,409)	(63,907)	183,874
VIP High Income Portfolio Initial Class	282,012	30,777	108,469	101	(7,002)	(26,251)	171,067
VIP Investment Grade Bond II Portfolio - Initial Class	-	4,426,141	485,022	-	(8,126)	(273,603)	3,659,390
VIP Investment Grade Bond Portfolio Initial Class	5,262,425	655,288	5,275,252	227,666	(386,707)	(255,754)	-
VIP Mid Cap Portfolio Initial Class	62,536	17,068	28,308	1,333	(509)	(13,098)	37,689
VIP Overseas Portfolio Initial Class	1,096,126	384,200	349,268	7,891	(21,916)	(373,153)	735,989
VIP Value Portfolio Initial Class	165,310	38,207	94,899	1,986	14,787	(34,378)	89,027
VIP Value Strategies Portfolio Initial Class	80,987	16,119	41,727	636	5,918	(17,422)	43,875
	14,137,862	7,592,255	9,115,206	271,493	(410,033)	(1,889,542)	10,315,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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